Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Victory Portfolios
Prospectus Date	rr_ProspectusDate	May 01, 2023
Victory High Yield Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Victory High Yield Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Victory High Yield Fund (the “Fund”) seeks to provide current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 42 of the Fund's Prospectus, in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your financial intermediary.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees <br/>(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $250,000 or more that are redeemed within 18 months of purchase. For additional information, see the section titled Choosing a Share Class.Applies to shares sold within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. After eight years, Class C shares of the Fund generally will convert automatically to Class A shares of the Fund. The example for Class C shares reflects the conversion to Class A shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	The following example makes the same assumptions as the example above, except that it assumes you do not sell your Class C shares at the end of the period.
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in securities, including high-yield corporate bonds, convertible bonds, and other debt securities, that are rated below investment grade by nationally recognized statistical ratings organizations (commonly known as “high-yield” securities or “junk bonds”) at the time of purchase or, if unrated, have been determined by Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s sub-adviser, to be of comparable quality.Park Avenue considers several factors in purchasing and selling securities, such as the price of the security and the earnings patterns, the financial history, the management structure, and the general prospects of the issuer. Park Avenue considers the duration and the maturity of the Fund’s portfolio; however, these factors are a lesser consideration than credit and yield considerations due to the nature of the high-yield securities in which the Fund invests. There is no lower limit on the rating of securities that may be held by the Fund. Some of the securities that the Fund buys and holds may be in default.Park Avenue may sell investments when it believes that they no longer offer attractive potential future returns compared to other investment opportunities or that they present undesirable risks, or in an attempt to limit losses on investments that may decline or have declined in value.The Fund invests, under normal circumstances, at least 80% of its assets in debt securities and other investments that, at the time of purchase, are rated below investment grade. An investment will be considered to be rated below investment grade if it is rated Ba1 or lower by Moody’s Investors Service, Inc. and BB+ or lower by S&P Global Ratings or, if unrated, has been determined by Park Avenue to be of comparable quality. The debt securities and other investments in which the Fund invests may include, for example, corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, “payment-in-kind” securities, and convertible bonds. The Fund may invest in loans and corporate bonds issued in connection with highly leveraged transactions such as mergers, leveraged buyouts, recapitalizations, and acquisitions. The Fund may invest in loans of any maturity and credit quality.The Fund may invest in common and preferred stocks, warrants to purchase common stocks, bonds, or other securities; typically, not more than 20% of the Fund’s assets will be invested in these types of securities.The Fund also may invest up to 35% of the value of its total assets in foreign securities and so-called Yankee securities, which include debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund’s investments are subject to the following principal risks:High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.Floating Rate Loan Risk — Investments in floating rate loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. There may be limited public information available regarding the loan. They may be difficult to value and may be illiquid. The receipt of principal and interest on some loans may be subject to the credit risk of a financial institution that issues or administers the loan. In certain circumstances, the Fund may not have the same protections available to investors under the federal securities laws. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the value of the Fund's investments in floating rate loans are more likely to decline. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. The secondary market for floating rate loans is limited and, thus, the Fund’s ability to sell or realize the full value of its investment in these loans to reinvest sale proceeds or to meet redemption obligations may be impaired.LIBOR Discontinuation Risk — The terms of many floating rate loans and other instruments are tied to the London Interbank Offered Rate (“LIBOR”), which has functioned as a reference rate or benchmark for these instruments but is in the process of being discontinued. The date of discontinuation depends on the LIBOR currency and tenor. In March 2021, the UK Financial Conduct Authority (the “FCA”), which is the regulator of the LIBOR administrator, announced that LIBOR settings will cease to be provided by any administrator or will no longer be representative after specified dates, which will be June 30, 2023, in the case of the principal U.S. dollar LIBOR tenors (overnight and one, three, six, and 12 months), and December 31, 2021, in all other cases (i.e., one-week and two-month U.S. dollar LIBOR and all tenors of non-U.S. dollar LIBOR). Thus, many existing LIBOR contracts will transition to another benchmark after June 30, 2023. It is not clear how replacement rates for LIBOR will develop and to what extent they will be used. There is no assurance that the proposed replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could adversely affect the Fund's investments and operations. The LIBOR discontinuation and uncertainty concerning the LIBOR replacement may adversely affect the financial markets generally and the Fund’s operations, finances, and investments with respect to valuation and liquidity.Mortgage- and Asset-Backed Securities Risk — During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.Liquidity Risk — Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgement of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in an investment that is large relative to the typical trading volume for that investment, which can make it difficult for the Fund to dispose of the position at an advantageous time or price, particularly during abnormal market conditions when redemption activity may be high. Illiquid investments and relatively less-liquid investments may also be difficult to value. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund. Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal due to the increased supply in the market that would result from selling activity.Derivatives Risk — Derivative instruments and strategies, including futures and selling securities short, may not perfectly replicate direct investment in the security. Derivatives also entail exposure to counterparty credit risk, the risk of mispricing or improper valuation, and the risk that small price movements can result in substantial gains or losses.Credit Derivatives Risk — Credit default swaps can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.Foreign Securities Risk — Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years. The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to one or more broad measures of market performance, which have characteristics relevant to the Fund's investment strategy. We assume reinvestment of dividends and distributions.Performance data for the classes varies based on differences in their fee and expense structures and reflects any expense limitations in effect during the periods shown. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at vcm.com.Performance information for the Fund’s Class A, C, R, and Y shares prior to July 30, 2016, reflects the historical performance of, respectively, the Class A, C, K, and Y shares of the RS High Yield Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC and sub-advised by a different manager) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vcm.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns for Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart:ReturnsQuarter endedHighest Quarter9.46%June 30, 2020Lowest Quarter-14.01%March 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
Victory High Yield Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[2]
1 Year	rr_ExpenseExampleYear01	$ 325
3 Years	rr_ExpenseExampleYear03	553
5 Years	rr_ExpenseExampleYear05	800
10 Years	rr_ExpenseExampleYear10	$ 1,506
2013	rr_AnnualReturn2013	7.05%
2014	rr_AnnualReturn2014	(1.01%)
2015	rr_AnnualReturn2015	(4.51%)
2016	rr_AnnualReturn2016	15.40%
2017	rr_AnnualReturn2017	9.93%
2018	rr_AnnualReturn2018	0.28%
2019	rr_AnnualReturn2019	14.90%
2020	rr_AnnualReturn2020	7.61%
Annual Return 2021	rr_AnnualReturn2021	4.86%
Annual Return 2022	rr_AnnualReturn2022	(16.87%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.01%)
1 Year	rr_AverageAnnualReturnYear01	(18.79%)
5 Years	rr_AverageAnnualReturnYear05	1.11%
10 Years	rr_AverageAnnualReturnYear10	3.09%
Victory High Yield Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.70%	[2]
1 Year	rr_ExpenseExampleYear01	$ 273
3 Years	rr_ExpenseExampleYear03	557
5 Years	rr_ExpenseExampleYear05	966
10 Years	rr_ExpenseExampleYear10	1,918
1 Year	rr_ExpenseExampleNoRedemptionYear01	173
3 Years	rr_ExpenseExampleNoRedemptionYear03	557
5 Years	rr_ExpenseExampleNoRedemptionYear05	966
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,918
1 Year	rr_AverageAnnualReturnYear01	(18.19%)
5 Years	rr_AverageAnnualReturnYear05	0.88%
10 Years	rr_AverageAnnualReturnYear10	2.73%	[4]
Victory High Yield Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.29%	[2]
1 Year	rr_ExpenseExampleYear01	$ 131
3 Years	rr_ExpenseExampleYear03	409
5 Years	rr_ExpenseExampleYear05	708
10 Years	rr_ExpenseExampleYear10	$ 1,556
1 Year	rr_AverageAnnualReturnYear01	(17.07%)
5 Years	rr_AverageAnnualReturnYear05	1.24%
10 Years	rr_AverageAnnualReturnYear10	2.97%
Victory High Yield Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%	[2]
1 Year	rr_ExpenseExampleYear01	$ 78
3 Years	rr_ExpenseExampleYear03	264
5 Years	rr_ExpenseExampleYear05	467
10 Years	rr_ExpenseExampleYear10	$ 1,052
1 Year	rr_AverageAnnualReturnYear01	(16.58%)
5 Years	rr_AverageAnnualReturnYear05	1.86%
10 Years	rr_AverageAnnualReturnYear10	3.60%
Victory High Yield Fund | After Taxes on Distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(21.09%)
5 Years	rr_AverageAnnualReturnYear05	(1.33%)
10 Years	rr_AverageAnnualReturnYear10	0.41%
Victory High Yield Fund | After Taxes on Distributions and Sale of Fund Shares | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.04%)
5 Years	rr_AverageAnnualReturnYear05	(0.09%)
10 Years	rr_AverageAnnualReturnYear10	1.24%
Victory High Yield Fund | Bloomberg U.S. Corporate High Yield Bond Index reflects no deduction for fees, expenses, or taxes
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.19%)
5 Years	rr_AverageAnnualReturnYear05	2.31%
10 Years	rr_AverageAnnualReturnYear10	4.03%

[1]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $250,000 or more that are redeemed within 18 months of purchase. For additional information, see the section titled Choosing a Share Class.
[2]	Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.00%, 1.70%, 1.35%, and 0.76% of the Fund’s Class A, Class C, Class R, and Class Y shares, respectively, through at least April 30, 2024. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
[3]	Applies to shares sold within 12 months of purchase.
[4]	Class C shares of the Fund will automatically convert into Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. The 10-Year performance for Class C shares reflects the conversion to Class A shares after the first eight years of performance.